UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23289

2.	Date of Notification: May 31, 2024

3.	Exact name of investment company as specified in registration statement: ANGEL OAK STRATEGIC CREDIT FUND

4.	Address of principal executive office (number, street, city, state, zip code):

3344 Peachtree Road NE, Suite 1725
Atlanta, Georgia 30326

5.	Check one of the following:

A.	⌧ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c- 3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c- 3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Chase Eldredge
Chase Eldredge
Chief Compliance Officer

ANGEL OAK STRATEGIC CREDIT FUND
NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

May 31, 2024

Dear Angel Oak Strategic Credit Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Angel Oak Strategic Credit Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on May 31, 2024, and end on June 21, 2024 (“Repurchase Request Deadline”). Shares accepted for repurchase will be purchased at a price equal to the net asset value of such shares as of the close of business on the Repurchase Pricing Date (as defined below). For informational purposes, on May 24, 2024, the net asset value per share of the Fund was $20.96 for Institutional Class Shares and $20.97 for Class FI Shares. If you own shares through a broker/dealer or advisor, please contact your financial professional.

If you wish to tender shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional and wish to tender shares you can alternatively complete the attached repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by U.S. Bank Global Fund Services, LLC (the “Transfer Agent”) by 4:00 p.m. Eastern time on June 21, 2024, to be effective. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Angel Oak Strategic Credit Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.

ANGEL OAK STRATEGIC CREDIT FUND
REPURCHASE OFFER TERMS

Please refer to the Notice of Quarterly Repurchase Offer to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.

1.
THE OFFER. Angel Oak Strategic Credit Fund (the “Fund”) is offering to repurchase for cash up to five percent (5%) of the aggregate of its issued and outstanding shares of beneficial interest (“shares”) at a price equal to the net asset value (“Net Asset Value”) as of the close of the New York Stock Exchange on the Repurchase Pricing Date (discussed below) upon the terms and conditions set forth in this Offer, the Notice of Quarterly Repurchase Offer, the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Repurchase Offer.” The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2.
REPURCHASE REQUEST DEADLINE. All tenders of shares for repurchase must be received in proper form by U.S. Bank Global Fund Services, LLC, the Fund’s Transfer Agent, at its office by 4:00 p.m. Eastern Time on the Repurchase Request Deadline. Repurchase Requests submitted to the Transfer Agent must be sent to the addresses specified in this Repurchase Offer.

3.
REPURCHASE PRICING DATE. The Net Asset Values of shares will be calculated no later than the 14th calendar day (or the next day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday) (a “Business Day”) if the 14th calendar day is not a Business Day) after the Repurchase Request Deadline, although the Net Asset Value is expected to be determined as of the close of business on the Repurchase Request Deadline if doing so is not likely to result in significant dilution of the prices of the shares.

4.
NET ASSET VALUES. You must determine whether to tender shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your Repurchase Request, the Repurchase Request Deadline and the Repurchase Pricing Date. The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call (855) 751-4324 for the Fund’s current Net Asset Value.

5.	PAYMENT FOR SHARES REPURCHASED. The Fund expects to distribute payment to shareholders no later than seven calendar days after the Repurchase Pricing Date.

6.
INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all shares tendered by shareholders who own fewer than 100 shares and tender all their shares for repurchase in this Repurchase Offer, before prorating the shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

7.
WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of shares tendered for Repurchase at any time prior to 4:00 P.M. Eastern Time on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8.
SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Trustees, including a majority of the Trustees who are not “interested persons” of the Fund (as that term is defined in the Investment Company Act of 1940 Act) and only:

(A)
for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(B)
for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(D)	if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

9.
TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10.
PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of shares, whether in general or with respect to any particular shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, the Fund’s Transfer Agent, Angel Oak Capital Advisors, LLC (the Fund’s investment adviser) or Quasar Distributors, LLC (the Fund’s distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund’s current Net Asset Value per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call (855) 751-4324 or contact your financial advisor.

 The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

ANGEL OAK STRATEGIC CREDIT FUND
REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME,
June 21, 2024

Regular Mail:	Overnight Mail:
Angel Oak Strategic Credit Fund	Angel Oak Strategic Credit Fund
c/o U.S. Bank Global Fund Services, LLC	c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701	615 E. Michigan St., FL3
Milwaukee, WI 53201-0701	Milwaukee, WI 53203-5207

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding shares of the Angel Oak Strategic Credit Fund (the “Fund”) and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:
Account Number:
Daytime Telephone Number:

     Shares Tendered (fill in number or dollar amount as appropriate):

________ Full Tender:	Please tender all shares in my account.

________ Partial Tender:	Please tender ________ shares from my account.

________ Dollar Amount:	Please tender enough shares to net $ ________ .

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY ALL, A NUMBER OF SHARES OR AN AMOUNT OF DOLLARS WILL BE REJECTED.

2.	Alterations to this form are prohibited and the request will be rejected.

3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

   ______________________________________________________
Signature of Owner(s) (Exactly as Appeared on Application Form upon Purchase of Shares)

   ______________________________________________________
Signature of Owner(s) (Exactly as Appeared on Application Form upon Purchase of Shares)

   ______________________________________________________
Date

If shares are registered in the name of a custodian, the custodian of the shares must execute this Repurchase Request Form.

   ______________________________________________________
Signature of Custodian

   ______________________________________________________
Name of Custodian

   ______________________________________________________
Title of Signatory

   ______________________________________________________
Date

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended, unless all of the following conditions apply:

●	This Repurchase Request Form is signed by all registered holder(s) of the shares, AND
●	There is no change of registration for any shares you will continue to hold, AND
●
The payment is to be sent to the registered holder(s) of the shares at the address shown in the registration section of your account statement (provided no address changes have been made within the past 30 days) AND

●	The proceeds will be $100,000 or less

Signature Guaranteed By: